Allowance for Loan Losses - Internal Risk Rating Grades (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
INTERNAL RISK RATING GRADES
Loan Receivables	$ 153,812	$ 151,305	$ 132,038
Pass
INTERNAL RISK RATING GRADES
Loan Receivables	130,561	122,386	107,475
Watch
INTERNAL RISK RATING GRADES
Loan Receivables	16,304	20,071	16,341
Special Mention
INTERNAL RISK RATING GRADES
Loan Receivables	2,048	3,954	4,346
Substandard
INTERNAL RISK RATING GRADES
Loan Receivables	4,899	4,894	3,876
Construction, Land and Land Development
INTERNAL RISK RATING GRADES
Loan Receivables	41,530	42,129	43,048
Construction, Land and Land Development | Pass
INTERNAL RISK RATING GRADES
Loan Receivables	34,042	34,692	34,913
Construction, Land and Land Development | Watch
INTERNAL RISK RATING GRADES
Loan Receivables	5,466	5,337	5,649
Construction, Land and Land Development | Special Mention
INTERNAL RISK RATING GRADES
Loan Receivables	182	1,119	1,403
Construction, Land and Land Development | Substandard
INTERNAL RISK RATING GRADES
Loan Receivables	1,840	981	1,083
Farmland
INTERNAL RISK RATING GRADES
Loan Receivables	1,051	1,030	1,128
Farmland | Pass
INTERNAL RISK RATING GRADES
Loan Receivables	1,051	1,030	1,128
Commercial Mortgages (Non-Owner Occupied)
INTERNAL RISK RATING GRADES
Loan Receivables	29,131	29,086	20,534
Commercial Mortgages (Non-Owner Occupied) | Pass
INTERNAL RISK RATING GRADES
Loan Receivables	24,398	24,258	16,426
Commercial Mortgages (Non-Owner Occupied) | Watch
INTERNAL RISK RATING GRADES
Loan Receivables	4,212	4,564	3,770
Commercial Mortgages (Non-Owner Occupied) | Special Mention
INTERNAL RISK RATING GRADES
Loan Receivables	273
Commercial Mortgages (Non-Owner Occupied) | Substandard
INTERNAL RISK RATING GRADES
Loan Receivables	248	264	338
Commercial Mortgages (Owner Occupied)
INTERNAL RISK RATING GRADES
Loan Receivables	45,504	43,956	33,326
Commercial Mortgages (Owner Occupied) | Pass
INTERNAL RISK RATING GRADES
Loan Receivables	36,044	33,023	23,967
Commercial Mortgages (Owner Occupied) | Watch
INTERNAL RISK RATING GRADES
Loan Receivables	5,433	4,968	4,430
Commercial Mortgages (Owner Occupied) | Special Mention
INTERNAL RISK RATING GRADES
Loan Receivables	1,467	2,687	2,789
Commercial Mortgages (Owner Occupied) | Substandard
INTERNAL RISK RATING GRADES
Loan Receivables	2,560	3,278	2,140
Commercial and Industrial
INTERNAL RISK RATING GRADES
Loan Receivables	36,596	35,104	34,002
Commercial and Industrial | Pass
INTERNAL RISK RATING GRADES
Loan Receivables	35,026	29,383	31,041
Commercial and Industrial | Watch
INTERNAL RISK RATING GRADES
Loan Receivables	1,193	5,202	2,492
Commercial and Industrial | Special Mention
INTERNAL RISK RATING GRADES
Loan Receivables	126	148	154
Commercial and Industrial | Substandard
INTERNAL RISK RATING GRADES
Loan Receivables	$ 251	$ 371	$ 315